COMMITMENTS AND CONTINGENCIES (Guarantees) (Details) - Dec. 31, 2025 ₪ in Thousands	ILS (₪)	USD ($)
TAT Technologies Ltd [Member]
Guarantees:
Bank guarantee to secure liability to Israeli customs	₪ 100	$ 31,300
Bank Guarantee To Ministry Of Economy In Amounts	495	155,000
Bank Guarantee To Building Lessor	₪ 212	67,000
Turbochrome [Member]
Guarantees:
Bank Guarantee To Local Planning And Building Committee		33,000
Tat Gedera [Member]
Guarantees:
Guarantee To Customer		$ 800,000